(Loss) income per share - Reconciliation (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) income	¥ 9,361	$ 1,291	¥ (192,100)
Net (profit) loss attributable to noncontrolling interests	97	$ 13	(4,745)
Numerator for basic and diluted net loss per share calculation | ¥	¥ 9,458		¥ (196,845)
Denominator:
Weighted average number of ordinary shares | shares	13,937,948,159	13,937,948,159	2,046,388,131
Weighted average number of ordinary shares, diluted | shares	13,937,948,159	13,937,948,159	2,046,388,131
Basic (in dollars per share) | ¥ / shares	¥ 0.001		¥ (0.10)
Diluted (in dollars per share) | ¥ / shares	¥ 0.001		¥ (0.10)